Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund
Turner Concentrated Growth Fund
Investment Objective
The Turner Concentrated Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Concentrated Growth Fund Investor Class Shares
Investment Advisory Fees	[1]	1.44%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		2.08%
Fee Waivers and Expense Reimbursements	[2]	(0.39%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.69%
[1]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[2]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Concentrated Growth Fund Investor Class Shares	172	614	1,083	2,380

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 203%
of the average value of its portfolio.
Principal Strategy
The Turner Concentrated Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United
States. The Fund's portfolio generally will contain between 15 to 30 stocks.
While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology sector, and the Fund's concentration in technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.
This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 30.29% (32.60)% (06/30/03) (12/31/08)
The following table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500
Index and the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Concentrated Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class Shares	Investor Class Shares Before taxes on distributions		(13.25%)	(3.44%)	(1.24%)
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		(13.25%)	(3.46%)	(1.25%)
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		(8.61%)	(2.90%)	(1.05%)
Russell 1000 Growth Index	Russell 1000 Growth Index	[1]	2.64%	2.50%	2.60%
S&P 500 Index	S&P 500 Index	[2]	2.11%	(0.25%)	2.92%
[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[2]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

[1]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 1999.